Loss before Income Tax (Details) - Schedule of loss before income tax - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee benefit expenses:
Wages and salaries	$ 784,105	$ 851,073	$ 1,482,072
Staff welfare	14,286
Defined contribution superannuation plan expenses	9,594	32,106	83,441
Less: Labor cost allocated to development projects			(133,702)
Employee benefit expenses	807,985	883,179	1,431,811
Executive directors' remuneration	575,806	574,371	722,157
Non-executive directors' remuneration	79,204	156,372	58,675
Total remuneration	655,010	730,743	780,832
Total employee benefit expenses	1,462,995	1,613,922	2,212,643
Depreciation and amortization of non-current assets:
Total depreciation and amortization	1,993,007	1,326,811	2,078,762
Other Expenses:
Allowances for bad debts	102,308	14,390	58,932
Rental expense on operating lease	81,178	116,406	126,382
Provision for inventory	1,121,788
Reversal of allowance for inventory obsolescence		(9,439)	(17,671)
Plant and equipment written off	93,183		110
Development projects written off			930,356
Provision for impairment loss on intangible assets			3,459,340
Selling costs	68,546
Other operating expenses	479,057	378,500	480,015
Other expenses	211,543	142,482	310,360
Total other expense	2,157,603	642,339	5,347,824
Other (gains)/ losses:
Gain on deemed disposal of subsidiaries	(144,827)
(Gain)/ loss on disposal of subsidiaries	(62,029)	(1,998,269)	28,990
Exchange (gain)/ loss	(1,775,889)	(88,322)	194,383
Total other gains/ (losses)	(1,982,745)	(2,086,591)	223,373
Audit and review of financial statements:
statutory audit of the Group in Australia	2,387		25,000
audit of the Group in USA	264,947	185,272	76,780
statutory audit of the subsidiaries		10,922
review for other reporting purposes	50,924	87,130	18,822
Total audit and review fees	318,258	283,324	120,602
Leasehold improvements [Member]
Depreciation and amortization of non-current assets:
Total depreciation and amortization	21,552	18,978	10,385
Office furniture and equipment [Member]
Depreciation and amortization of non-current assets:
Total depreciation and amortization	2,985	118,143	179,140
Machinery [Member]
Depreciation and amortization of non-current assets:
Total depreciation and amortization	1,133,397	1,049,125	172,982
Right of use assets [Member]
Depreciation and amortization of non-current assets:
Total depreciation and amortization	545,196	140,565	299,981
Intangible assets [Member]
Depreciation and amortization of non-current assets:
Total depreciation and amortization	$ 289,877		$ 1,416,274